Other taxes and royalties payable	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other taxes and royalties payable
Note 24. Other taxes and royalties payable

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Non-current
Payment plans	—	—	2

Total non-current	—	—	2

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Current
Royalties	4,539	5,467	2,452
Tax withholdings payable	866	909	974
Value added tax	597	—	486
Extraordinary canon (Note 10.2)	—	—	2,251
Turnover tax	—	139	124
Other	38	—	—

Total current	6,040	6,515	6,287